Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Raw materials	$ 9,676	$ 9,178	$ 4,711
Work in process	1,499	781	1,759
Finished goods	18,707	12,959	6,851
Inventory	$ 29,882	$ 22,918	$ 13,321